RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS
Schedule of significant balances with related parties
	As of December 31,
	2016	2017
Due from a related party, current:
Receivables due from Ctrip	1,755,889	83,323,718

Due to a related party, current:
Payables due to Ctrip	16,083,610	210,833

Due to a related party, current:
Borrowing due to Ctrip	100,000,000	100,000,000